Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss before income taxes	$ (78,921)	$ (427,076)
Expected income taxes at the statutory rate	$ (21,088)	$ (115,311)
Tax rate	26.72%	27.00%
Increase (Decrease) From Tax Effects [Abstract]
Share-based compensation	$ 4,247	$ 5,185
Non-taxable portion of foreign exchange (gain) loss	(8,155)	14,467
Effect of change in income tax rates	(6,098)	0
Effect of rate adjustments for foreign jurisdictions	(27,785)	(22,119)
Effect of change in deferred tax benefit not recognized	(7,563)	14,467
Adjustments and assessments	(20)	1,544
Income tax recovery	(66,462)	(101,767)
Allowable capital losses	$ 109,000	$ 139,000